Equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Dividend payables	$ 37,782
Preference shares [member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 3.3106
First Instalment [Member]
IfrsStatementLineItems [Line Items]
Dividends and intrest on capital installment	Dividends and interest on capital - paid in 2 installments - June and July 2022
Date of approval	May 05, 2022
Date of record	May 23, 2022
Dividend payables	$ 9,683
First Instalment [Member] | Foreign Market [member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 0.7423
Second Instalment Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Dividends and intrest on capital installment	Dividends and interest on capital - paid in 2 installments - August and September 2022
Dividend payables	$ 16,839
Second Instalment Interest On Capital [Member] | Foreign Market [member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 1.2909
Second Instalmentl [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Jul. 28, 2022
Date of record	Aug. 11, 2022
Third Instalment [Member]
IfrsStatementLineItems [Line Items]
Dividends and intrest on capital installment	Dividends and interest on capital - paid in 2 installments - December 2022 and January 2023
Dividend payables	$ 8,508
Third Instalment [Member] | Foreign Market [member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 0.6521
Third Instalmentl [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Nov. 03, 2022
Third Installement [Member]
IfrsStatementLineItems [Line Items]
Date of record	Nov. 21, 2022
Total Approved Anticipations [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 2.6853
Dividend payables	$ 35,030
Monetary Restatement [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 0.0991
Dividend payables	$ 1,293
Dividends Monetarily Restated [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 2.7844
Dividend payables	$ 36,323
Complementary Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 0.5262
Dividend payables	$ 6,864
Preference shares [member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share		$ 1.4215
Dividend payables	$ 43,187	$ 18,541